PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Short term provisions (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions	₺ 132,422	₺ 3,734	₺ 1,866
Provision for Competition Authority Investigation	₺ 127,525
Percentage of standalone annual net revenue used to calculate provision for competition authority investigation	2.00%
Early payment discount	25.00%
Minimum
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Percentage of standalone annual net revenue used to calculate provision for competition authority investigation	2.00%
Maximum
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Percentage of standalone annual net revenue used to calculate provision for competition authority investigation	4.00%
Competition Authority Investigation
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions	₺ 127,525
Legal disputes
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions	₺ 4,897	₺ 3,734	₺ 1,866